Stockholders' equity (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of shares issued during the current period through cashless exercise of stock options		3,577	95,757
Number of stock options exercised through cashless transactions		11,899	329,789
Nonvested options, unrecognized share-based compensation costs	$ 281
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs	1 year 6 months
Intrinsic value of options exercised	0	140	1,974
Fair value of options vested	1,924	2,334	3,973
Proceeds from exercise of options	0	358	2,359
Weight average fair value of options granted	$ 0.22	$ 2.20	$ 3.50
Estimated Forfeiture Rate Of Stock Options	13.90%
Reversal of compensation costs, unvested options	$ 276
Stock Option Plan 2001 Amended Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%